Other liabilities - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other liabilities.
At January 1	$ 19,389
Change in accounting policy- impact from adoption of IFRS 16		$ 6,785
Restated at January 1	19,389	6,785
Additions		13,115
Disposals	(4,282)
Lease liabilities interest expense	1,252	869
Payments of lease liabilities during the year	(2,943)	(1,433)
Exchange differences	104	53
At December 31	$ 13,520	$ 19,389